The Registrant is filing this Form N-PORT/A to amend the Form N-PORT for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on February 19, 2025, to update the Total Liabilities, Total Net Assets, and Total Redemptions for USCA All Terrain Fund.

All Items contained in the Registrant’s Form N-PORT filing on February 19, 2025 (SEC Accession Number 0001145549-25-007579) are incorporated by reference into this Form N-PORT.  Other than the Total Liabilities, Total Net Assets and Total Redemptions, no other information or disclosures contained in the Registrant’s Form N-PORT filed on February 19, 2025 are being amended by this Form N-PORT/A.